Long-term Debt (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Long-term debt [Line Items]
Weighted average interest rate	3.30%	3.33%
Write off of unamortized deferred financing fees	$ 974	$ 0
Loan reference interest rate	LIBOR
First-priority mortgage
Long-term debt [Line Items]
Vessel Net	$ 1,528,386
Number of vessels	56
Excel Vessel Bridge Facility, Excel Vessel CiT Facility, ABN AMRO $31,000 Facility and Commerzbank 26,000 Facility
Long-term debt [Line Items]
Write off of unamortized deferred financing fees	$ 974